Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Institutional Funds
Entity Central Index Key	0000865722
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Advisor Class
Shareholder Report [Line Items]
Fund Name	TIF Foreign Smaller Companies Series
Class Name	Advisor Class
Trading Symbol	TFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$132	1.26%
[1]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of TIF Foreign Smaller Companies Series (Fund) returned 9.98%. The Fund compares its performance to the  MSCI AC World ex-U.S. Small Cap Index-NR, which returned 29.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the real estate sector contributed to relative performance.
↑	Geographically, an underweight to India was the largest contributor to relative results. Stock selection in Turkey and Switzerland also contributed to relative performance.
↑	Technopro (Japan; not held at period-end), Montana Aerospace (Germany), Technogym (Italy), Nayax (Israel), Bucher Industries (Switzerland)

Top detractors from performance:
↓	Stock selection and an underweight in the materials sector and stock selection and overweight in the consumer discretionary and consumer staples sectors detracted from relative performance.
↓	Geographically, stock selection in the eurozone, particularly Finland, Germany and Italy, detracted from relative results.
↓	Thule Group (Sweden), Computer Modelling Group (Canada), Greggs (U.K.), Techtronic Industries (Hong Kong) Tsumura (Japan). All but Techtronic were sold during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	9.98	1.09	4.36
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI AC World ex-U.S. Small Cap Index-NR	29.26	6.91	8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 23,947,925
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 597,919
Investment Company Portfolio Turnover	90.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$23,947,925
Total Number of Portfolio Holdings	72
Total Management Fee Paid	$597,919
Portfolio Turnover Rate	90.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.16% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base).
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Expenses [Text Block]	The annual operating expense ratio of the class increased by approximately 0.16% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base).
Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 321-8563
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Primary Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Primary Shares
Trading Symbol	TFEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Primary Shares	$134	1.16%
[3]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Primary Shares of TIF International Equity Series (Fund) returned 31.09%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 32.39% and 31.22%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection and underweights in the consumer staples and consumer discretionary sectors and stock selection in the financials sector contributed to relative performance for the year.
↑	Geographically, stock selection and an underweight in Japan contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands), Mitsubishi Electric (Japan).

Top detractors from performance:
↓	Stock selection in the materials and communication services sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period-end), Sanofi (France), BNP Paribas (France; not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Primary Shares	31.09	10.90	7.64
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.93	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 58,118,821
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 489,640
Investment Company Portfolio Turnover	56.42%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$58,118,821
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	52
Total Management Fee Paid	$489,640
Portfolio Turnover Rate	56.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew Nagle, CFA no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.23% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Expenses [Text Block]	The annual operating expense ratio of the class increased by approximately 0.23% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 321-8563
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Service Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Service Shares
Trading Symbol	TFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$162	1.40%
[5]
Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Service Shares of TIF International Equity Series (Fund) returned 30.80%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 32.39% and 31.22%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection and underweights in the consumer staples and consumer discretionary sectors and stock selection in the financials sector contributed to relative performance for the year.
↑	Geographically, stock selection and an underweight in Japan contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands), Mitsubishi Electric (Japan).

Top detractors from performance:
↓	Stock selection in the materials and communication services sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period-end), Sanofi (France), BNP Paribas (France; not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Service Shares	30.80	10.78	7.50
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.93	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 58,118,821
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 489,640
Investment Company Portfolio Turnover	56.42%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$58,118,821
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	52
Total Management Fee Paid	$489,640
Portfolio Turnover Rate	56.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew Nagle, CFA no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.22% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Expenses [Text Block]	The annual operating expense ratio of the class increased by approximately 0.22% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) 321-8563
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.